LINE OF CREDIT (Details Narrative) - Line of Credit [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Line of credit facility average outstanding amount	$ 1,000,000	$ 1,000,000	$ 1,000,000
Line of credit facility interest rate during period	5.35%	5.35%
Interest bearing domestic deposit certificates of deposits	$ 1,000,000	$ 1,000,000
Line of credit facility expiration	The line of credit expires in December 2025.	The line of credit expires in December 2025